Cash and cash equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash deposits	$ 369.4	$ 118.7
Term deposits	9.1	13.4
Cash and cash equivalents	$ 378.5	$ 132.1	$ 398.9	$ 69.7